Organization - Additional Information (Detail)	12 Months Ended
Dec. 31, 2014
Variable Annuity
Organization and Nature of Operations [Line Items]
Percentage of net premium written	99.80%
Fixed-indexed annuities
Organization and Nature of Operations [Line Items]
Percentage of net premium written	0.20%
Individual Annuities
Organization and Nature of Operations [Line Items]
Percentage of net premium written	99.00%
Accident and health
Organization and Nature of Operations [Line Items]
Percentage of net premium written	1.00%
Life
Organization and Nature of Operations [Line Items]
Percentage of net premium written	1.00%